9. Deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDepositsLineItems [Line Items]
Maintenance guarantee	R$ 218,361	R$ 336,318
Maintenance reserve	266,204	247,831
Legal Proceedings Contingent Liability [member]
DisclosureOfDepositsLineItems [Line Items]
Blocked amounts under judicial deposits	108,860	101,352
Third Party Claim Contingent Liability [Member]
DisclosureOfDepositsLineItems [Line Items]
Blocked amounts under judicial deposits	R$ 74,300	R$ 77,695